Income Tax	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax
14.  Income Tax
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Current:
Federal	$(41)	$(235)	$(157)
Foreign	8	(10)	(5)
Subtotal	(33)	(245)	(162)
Deferred:
Federal	242	598	613
Foreign	18	19	42
Subtotal	260	617	655
Provision for income tax expense (benefit)	$227	$372	$493

The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Income (loss) from continuing operations:
Domestic	$869	$1,492	$1,545
Foreign	78	(2)	122
Total	$947	$1,490	$1,667

The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Tax provision at U.S. statutory rate	$331	$522	$583
Tax effect of:
Dividend received deduction	(81)	(70)	(69)
Tax-exempt income	—	(1)	(2)
Prior year tax	(4)	3	(9)
Tax credits	(10)	(8)	(11)
Foreign tax rate differential	(2)	13	(1)
Change in valuation allowance	—	22	(2)
Goodwill impairment	13	(109)	—
Sale of subsidiary	(24)	—	—
Other, net	4	—	4
Provision for income tax expense (benefit)	$227	$372	$493

Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2013	2012
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,282	$883
Net operating loss carryforwards	22	32
Employee benefits	—	3
Tax credit carryforwards	125	92
Other	7	35
Total gross deferred income tax assets	1,436	1,045
Less: Valuation allowance	—	25
Total net deferred income tax assets	1,436	1,020
Deferred income tax liabilities:
Investments, including derivatives	651	258
Net unrealized investment gains	575	1,336
DAC and VOBA	1,543	1,281
Other	52	15
Total deferred income tax liabilities	2,821	2,890
Net deferred income tax asset (liability)	$(1,385)	$(1,870)

The following table sets forth the domestic net operating carryforwards for tax purposes at December 31, 2013:

	Net Operating Loss Carryforwards
	Amount	Expiration
	(In millions)
Domestic	$64	Beginning in 2028

Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.
Pursuant to Internal Revenue Service (“IRS”) rules, the Company was excluded from MetLife’s life/non-life consolidated federal tax return for the five years subsequent to MetLife’s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.
The Company participates in a tax sharing agreement with MetLife, as described in Note 1.  Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.
The Company’s liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company’s effective tax rate for a particular future period.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$(1)	$29	$38
Additions for tax positions of prior years	25	46	—
Reductions for tax positions of prior years	(1)	(76)	(3)
Additions for tax positions of current year	1	9	2
Reductions for tax positions of current year	(1)	(9)	(8)
Balance at December 31,	$23	$(1)	$29
Unrecognized tax benefits that, if recognized would impact the effective rate	$23	$(1)	$(3)

The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.
Interest was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Interest recognized in the consolidated statements of operations	$1	$(9)	$—

		December 31,
		2013	2012
		(In millions)
Interest included in other liabilities in the consolidated balance sheets		$1	$—

The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.
The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction (“DRD”), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.